ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2018
Accounts Receivable Net Tables
Schedule of accounts receivable, net	Accounts receivable, net is analyzed as follows:
	As of March 31,
	2017	2018
	$	$

Accounts receivable	3,469	2,223
Allowances for doubtful accounts	(66)	—
	3,403	2,223

Schedule of allowances for doubtful accounts

Details of the movements of the allowances for doubtful accounts are as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$

At beginning of year	6	6	66
Allowance (reverse) for the year	—	60	(66)
At end of year	6	66	—